Note 17 - Related Party Balances and Transactions (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Key management personnel compensation	$ 159,000	$ 165,000
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	55,997	109,717
Interest income (expense)	8,254	12,960
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 132,500	$ 165,000